Inventories (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Inventories

Supporting Information

	December 31, 2018	December 31, 2017

Purchased for resale	$ 3,545	$ –
Finished products	501	260
Intermediate products	218	202
Raw materials	275	62
Materials and supplies	378	264

	$ 4,917	$ 788